Cash and cash equivalents	9 Months Ended
Sep. 30, 2012
Cash and cash equivalents
Cash and cash equivalents

7              Cash and cash equivalents

	September 30, 2012	December 31, 2011
	(unaudited)
Cash	1,084	945
Short-term investments	6,867	2,586
	7,951	3,531

All the above mentioned short-term investments are made through the use of low risk fixed income securities, in a way that those denominated in Brazilian Reais are concentrated in investments indexed to the Brazilian Interbank Certificate of Deposit (“CDI”), and those denominated in US dollars are mainly time deposits, with the original due date less than three months.

The increase in cash equivalents during the 2012, is mainly related to the cash provided by operating activities and the notes issued during 2012 (note 13).